(LOSS)/EARNINGS PER SHARE (Schedule of Diluted Earnings Per ADS Share Calculation) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Potentially Dilutive Instruments
Issuable on exercise of options	44,814,672	18,727,990	19,485,990
Issuable on exercise of warrants to Perceptive	10,000,000	0	0
Issuable on conversion of Exchangeable notes	38,391	18,263,254	18,263,254
Issuable on conversion of Convertible notes	24,691,358	0	0
Total number of potentially dilutive instruments excluded from the weighted average number of ‘A’ ordinary shares in calculating dilutive (loss)/earnings per ‘A’ ordinary share	79,544,421	36,991,244	37,749,244
American depositary share [Member]
Potentially Dilutive Instruments
Issuable on exercise of options	11,203,668	4,681,998	4,871,498
Issuable on exercise of warrants to Perceptive	2,500,000	0	0
Issuable on conversion of Exchangeable notes	9,598	4,565,814	4,565,814
Issuable on conversion of Convertible notes	6,172,840	0	0
Total number of potentially dilutive instruments excluded from the weighted average number of ‘A’ ordinary shares in calculating dilutive (loss)/earnings per ‘A’ ordinary share	19,886,106	9,247,812	9,437,312